AccumuAccumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

(In US$ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial gain/(loss) relating to pension	Share in unrealized gains from associated companies	Other	Total
Balance as at December 31, 2016	17	36	(23)	23	—	53
Other comprehensive income before reclassifications	14	—	(3)	2	2	15
Amounts reclassified from accumulated other comprehensive income	—	—	—	(10)	—	(10)
Balance as at December 31, 2017	31	36	(26)	15	2	58